UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	VANGUARD WHITEHALL FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Selected Value Fund	Shares	Market Value (000)
COMMON STOCKS (96.1%)
Auto & Transportation (2.1%)

Genuine Parts Co.	938,600	$ 35,413

Consumer Discretionary (16.0%)
The Stanley Works	1,219,200	51,694
Royal Caribbean Cruises, Ltd.	1,202,500	51,407
* Brinker International, Inc.	1,420,600	50,872
* Weight Watchers International, Inc.	1,145,300	44,369
Dollar General Corp.	2,242,700	43,284
* Service Corp. International	4,726,900	30,016

	271,642

Consumer Staples (11.1%)
* Dean Foods Co.	1,412,750	52,243
R.J. Reynolds Tobacco Holdings, Inc.	695,400	50,034
UST, Inc.	1,170,700	44,428
Carolina Group	1,763,600	41,903

	188,608

Financial Services (25.4%)
Radian Group, Inc.	1,110,000	51,082
Willis Group Holdings Ltd.	1,374,400	47,829
American Financial Realty Trust REIT	3,600,700	47,709
* WellChoice, Inc.	1,272,800	46,584
TCF Financial Corp.	766,200	46,278
The South Financial Group, Inc.	1,561,400	42,298
Equity Office Properties Trust REIT	1,453,700	37,724
People's Bank	1,078,750	33,991
XL Capital Ltd. Class A	417,700	29,523
Ryder System, Inc.	632,600	27,139
Axis Capital Holdings Ltd.	877,200	22,544

	432,701

Health Care (5.1%)
* Triad Hospitals, Inc.	1,541,000	52,486
Valeant Pharmaceuticals International	1,929,400	33,784

	86,270

Integrated Oils (3.1%)

Marathon Oil Corp.	1,409,900	53,111

Other Energy (4.5%)
Kerr-McGee Corp.	982,400	51,576
* Reliant Energy, Inc.	2,474,000	24,443

	76,019

Materials and Processing (4.3%)
MeadWestvaco Corp.	1,393,200	41,601
Eastman Chemical Co.	723,900	32,344

	73,945

Producer Durables (5.9%)
American Power Conversion Corp.	3,386,600	51,138
Goodrich Corp.	1,545,100	49,953

	101,091

Utilities (11.1%)
Pinnacle West Capital Corp.	1,239,400	50,196
Entergy Corp.	762,600	43,850
Xcel Energy, Inc.	2,050,000	35,055
FirstEnergy Corp.	873,800	34,166
CenterPoint Energy, Inc.	2,171,000	25,205

	188,472

Other (7.5%)
Hillenbrand Industries, Inc.	895,100	50,833
Brunswick Corp.	1,200,100	46,840
ITT Industries, Inc.	368,700	29,478

	127,151

TOTAL COMMON STOCKS
(Cost $1,358,232)	1,634,423

TEMPORARY CASH INVESTMENT (9.2%)

Vanguard Market Liquidity Fund, 1.33%**	156,897,518	156,898

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $156,898)	156,898

TOTAL INVESTMENTS (105.3%)
(Cost $1,515,130)	1,791,321

OTHER ASSETS AND LIABILITIES-NET (-5.3%)	(89,863)

NET ASSETS (100%)	$ 1,701,458

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not trades on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $1,515,130,000. Net unrealized appreciation of investment securities was $276,191,000, consisting of unrealized gains of $314,335,000 on securities that had risen in value since their purchase and $38,144,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.